CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDER'S (DEFICIT) EQUITY (Parenthetical) - Private Placement - shares	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Private Placement Warrants
Sale of 614,000 Private Placement Units, Net	614,000	614,000	614,000
Class A Ordinary Shares
Sale of 614,000 Private Placement Units, Net		614,000